Cover	Jan. 11, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 11, 2024
Entity File Number	001-32698
Entity Registrant Name	MGT Capital Investments, Inc.
Entity Central Index Key	0001001601
Entity Tax Identification Number	13-4148725
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	512 S. Mangum Street
Entity Address, Address Line Two	Suite 408
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27701
City Area Code	914
Local Phone Number	630-7430
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false